Property and Equipment (Tables)	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Furniture and fixtures	$11,057
Computer equipment and software	1,843
Total cost	12,900
Accumulated depreciation	245
Net property and equipment	$12,655

Furniture and fixtures	$11,057
Computer equipment and software	1,843
Total cost	12,900
Accumulated depreciation	732
Net property and equipment	$12,168